USAA MUTUAL FUNDS TRUST

USAA Aggressive Growth Fund

USAA Capital Growth Fund

USAA Growth & Income Fund

USAA Growth Fund

USAA Income Stock Fund

USAA Science & Technology Fund

USAA Small Cap Stock Fund

USAA Value Fund

Supplement dated February 12, 2021

to the Prospectuses and Statement of Additional Information

each dated December 1, 2020

1.Effective February 12, 2021, references to Wasif Latif as a portfolio manager for the above-referenced Funds are removed.

2.With respect to the USAA Income Stock Fund (the "Fund") Lance Humphrey and Elie Masri are added as portfolio managers to the Fund.

The table under PORTFOLIO MANAGERS on page 7 of the Fund's prospectus is amended to include Mr. Humphrey and Mr. Masri as follows:

	Title	Tenure with the Fund
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Elie Masri	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Under the section titled PORTFOLIO MANAGERS on page 18 of the Fund's prospectus, the following disclosure has been added to the subsection under Victory Solutions:

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Humphrey has 14 years of investment management experience, 12 of which were with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst ("CFA") designation and is a member of the CFA Society of San Antonio.

Elie Masri, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Masri joined Victory Capital in 2008 from Deutsche Asset Management and has over 20 years of investment experience. Education: B.B.A. in finance from Baruch College and an M.S. in quantitative methods and modeling from the Zicklin School of Business at Baruch College.

3.Mr. Humphrey's information has been updated and Mr. Masri's information has been added under the Victory Solutions subsection of the section titled Portfolio Manager Disclosure of the Statement of Additional Information to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)

Lance	18/$13,350	0/$0	0/$0	1/$756	0/$0	0/$0
Humphrey

Elie Masri	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of December 31, 2020, neither Mr. Humphrey nor Mr. Masri beneficially owned any shares of the USAA Income Stock Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

12.1.STATPRO-SUP(0221)

USAA MUTUAL FUNDS TRUST

USAA Cornerstone Moderately Conservative Fund

USAA Cornerstone Aggressive Fund

USAA Cornerstone Conservative Fund

USAA Cornerstone Equity Fund

USAA Cornerstone Moderate Fund

USAA Cornerstone Moderately Aggressive Fund

USAA Emerging Markets Fund

USAA Growth and Tax Strategy Fund

USAA Precious Metals and Minerals Fund

USAA International Fund

USAA Sustainable World Fund

USAA Managed Allocation Fund

Supplement dated February 12, 2021

to the Prospectuses and Statement of Additional Information

each dated October 1, 2020, as Supplemented

1.Effective February 12, 2021, references to Wasif Latif as a portfolio manager for the above-referenced Funds are removed.

2.With respect to the USAA Precious Metals and Minerals Fund (the "Fund") Lance Humphrey and Elie Masri are added as portfolio managers to the Fund.

The table under PORTFOLIO MANAGERS on page 8 of the Fund's prospectus is amended to include Mr. Humphrey and Mr. Masri as follows:

	Title	Tenure with the Fund
Lance Humphrey	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Elie Masri	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Under the section titled PORTFOLIO MANAGERS on page 19 of the Fund's prospectus, the following disclosure has been added to the subsection under Victory Solutions:

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Humphrey has 14 years of investment management experience, 12 of which were with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst ("CFA") designation and is a member of the CFA Society of San Antonio.

Elie Masri, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Masri joined Victory Capital in 2008 from Deutsche Asset Management and has over 20 years of investment experience. Education: B.B.A. in finance from Baruch College and an M.S. in quantitative methods and modeling from the Zicklin School of Business at Baruch College.

3.Mr. Humphrey's information has been updated and Mr. Masri's information has been added under the Victory Solutions subsection of the section titled Portfolio Manager Disclosure of the Statement of Additional Information to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)

Lance	18/$13,350	0/$0	0/$0	1/$756	0/$0	0/$0
Humphrey

Elie Masri	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of December 31, 2020, neither Mr. Humphrey nor Mr. Masri beneficially owned any shares of the USAA Precious Metals and Minerals Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

10.1.STATPRO-SUP(0221)

USAA MUTUAL FUNDS TRUST

USAA Target Managed Allocation Fund

USAA Global Equity Income Fund Supplement dated February 12, 2021 to the Prospectuses and Statement of Additional Information

each dated June 29, 2020, as Supplemented

1.Effective February 12, 2021, references to Wasif Latif as a portfolio manager for the above-referenced Funds are removed.

2.With respect to the USAA Global Equity Income Fund (the "Fund") Lance Humphrey and Elie Masri are added as portfolio managers to the Fund.

The table under PORTFOLIO MANAGERS on page 7 of the Fund's prospectus is amended to include Mr. Humphrey and Mr. Masri as follows:

	Title	Tenure with the Fund
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Elie Masri	Portfolio Manager, VictoryShares and Solutions	Since February 2021

Under the section titled PORTFOLIO MANAGERS on page 21 of the Fund's prospectus, the following disclosure has been added to the subsection under Victory Solutions:

Lance Humphrey, CFA, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Humphrey has 14 years of investment management experience, 12 of which were with AMCO, which was acquired by the Adviser's parent company in 2019. He holds the Chartered Financial Analyst ("CFA") designation and is a member of the CFA Society of San Antonio.

Elie Masri, Portfolio Manager, VictoryShares and Solutions, has co-managed the Fund since February 2021. Mr. Masri joined Victory Capital in 2008 from Deutsche Asset Management and has over 20 years of investment experience. Education: B.B.A. in finance from Baruch College and an M.S. in quantitative methods and modeling from the Zicklin School of Business at Baruch College.

3.Mr. Humphrey's information has been updated and Mr. Masri's information has been added under the Victory Solutions subsection of the section titled Portfolio Manager Disclosure of the Statement of Additional Information to reflect the following:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)

Lance	18/$13,350	0/$0	0/$0	1/$756	0/$0	0/$0
Humphrey

Elie Masri	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of December 31, 2020, neither Mr. Humphrey nor Mr. Masri beneficially owned any shares of the USAA Global Equity Income Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

6.29.STATPRO-SUP(0221)

USAA MUTUAL FUNDS TRUST

USAA 500 Index Fund

USAA Extended Market Index Fund Supplement dated February 12, 2021 to the Prospectus and Statement of Additional Information each dated May 1, 2020, as Supplemented July 29, 2020

USAA Global Managed Volatility Fund

USAA Target Retirement Income Fund

USAA Target Retirement 2030 Fund

USAA Target Retirement 2040 Fund

USAA Target Retirement 2050 Fund

USAA Target Retirement 2060 Fund Supplement dated February 12, 2021 to the Prospectuses and Statements of Additional Information

each dated May 1, 2020, as Supplemented

USAA Nasdaq-100 Index Fund

Supplement dated February 12, 2021

to the Prospectus and Statement of Additional Information

each dated June 29, 2020, as Supplemented

Effective February 12, 2021, references to Wasif Latif as a portfolio manager for the above-referenced Funds are removed.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

5.1.STATPRO-SUP(0221)